WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 11.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 8.3%
U.S. Treasury Bills	3.670%	03/19/26	$ 2,500,000	$ 2,488,638
U.S. Treasury Bills	3.702%	03/24/26	4,000,000	3,979,803
U.S. Treasury Bills	3.653%	04/16/26	2,500,000	2,481,826
				8,950,267
U.S. Treasury Notes - 2.9%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,045,592
U.S. Treasury Notes	3.875%	07/31/30	1,000,000	1,004,922
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,068,799
				3,119,313

Total U.S. Government & Agencies (Cost $12,089,140)				$ 12,069,580

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.7%
FHLMC, Series 2021-HQA1, Class B-2, 144A (b)	8.697%	08/25/33	$ 460,000	$ 542,506
FHLMC, Pool #SD8275	4.500%	12/01/52	444,347	436,423
FHLMC, Pool #SD8288	5.000%	01/01/53	431,561	433,182
FHLMC, Pool #SD2605	5.500%	04/01/53	425,586	433,718
				1,845,829
Federal National Mortgage Association - 0.4%
FNMA, Pool #FS3394	4.000%	10/01/52	478,422	459,826

Total Collateralized Mortgage Obligations (Cost $2,268,511)				$ 2,305,655

CONVERTIBLE BONDS - 4.8%	Coupon	Maturity	Par Value	Value
Financials - 1.9%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$ 1,000,000	$ 985,500
Redwood Trust, Inc.	7.750%	06/15/27	1,000,000	1,010,000
				1,995,500

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 4.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 0.5%
BWX Technologies, Inc., 144A	0.000%	11/01/30	$ 500,000	$ 515,500

Real Estate - 0.7%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	815,000	773,842

Technology - 1.7%
BlackLine, Inc.	1.000%	06/01/29	1,000,000	992,800
Sabre Global, Inc., 144A	10.750%	11/15/29	1,082,000	883,107
				1,875,907

Total Convertible Bonds (Cost $5,273,320)				$ 5,160,749

CORPORATE BONDS - 53.7%	Coupon	Maturity	Par Value	Value
Communications - 9.2%
Alphabet, Inc.	5.300%	05/15/65	$ 460,000	$ 431,170
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	363,079
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,026,590
Clear Channel Outdoor Holdings, Inc., 144A	7.875%	04/01/30	1,000,000	1,052,811
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	801,502
E.W. Scripps Company (The), 144A	9.875%	08/15/30	1,000,000	996,258
Enbridge, Inc.	7.200%	06/27/54	525,000	559,793
Getty Images, Inc., 144A	11.250%	02/21/30	1,000,000	894,125
Gray Media, Inc., 144A	7.250%	08/15/33	1,000,000	1,023,728
iHeartCommunications, Inc., 144A	7.750%	08/15/30	1,000,000	856,150
Muvico, LLC, 144A	15.000%	02/19/29	1,023,500	1,008,529
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	950,632
				9,964,367
Consumer Discretionary - 5.0%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	1,044,310
Century Communities, Inc., 144A	6.625%	09/15/33	691,000	699,825
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,111,431
Shutterfly Finance, LLC, 144A	8.500%	10/01/27	1,021,250	991,491
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	1,000,000	1,021,848

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.7% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.0% (Continued)
Staples, Inc., 144A	10.750%	09/01/29	$ 500,000	$ 491,315
				5,360,220
Consumer Staples - 1.7%
Arko Corporation, 144A	5.125%	11/15/29	1,000,000	870,761
BAT Capital Corporation	7.750%	10/19/32	552,000	644,584
Mars, Inc., 144A	5.700%	05/01/55	320,000	319,792
				1,835,137
Energy - 9.0%
CVR Energy, Inc., 144A	8.500%	01/15/29	1,000,000	1,043,101
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	440,579
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	525,000	542,249
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	998,696
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,040,000
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,037,661
Northern Oil & Gas, Inc., 144A	7.875%	10/15/33	1,333,000	1,345,150
PBF Holding Company, LLC / PBF Finance Corporation, 144A	9.875%	03/15/30	1,000,000	1,060,540
Phillips 66 Company, Series B	6.200%	03/15/56	385,000	387,096
Plains All American Pipeline, L.P. / PAA Finance Corporation	5.600%	01/15/36	40,000	40,601
Sempra Energy (c)	6.400%	10/01/54	450,000	455,210
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	315,000	325,345
TransCanada Trust	5.600%	03/07/82	478,000	475,868
W&T Offshore, Inc., 144A	10.750%	02/01/29	500,000	491,800
				9,683,896
Financials - 11.7%
Ally Financial, Inc.	6.992%	06/13/29	590,000	622,285
Ares Capital Corporation	7.000%	01/15/27	735,000	754,498
Aviation Group PTE Ltd., 144A, Series 1	8.500%	05/15/31	1,000,000	983,457
Bank of America Corporation	6.250%	10/15/35	650,000	660,642
Bank of America Corporation	5.518%	10/25/35	635,000	648,633
Barclays plc	7.385%	11/02/28	515,000	543,435
Blue Owl Credit Income Corporation	5.800%	03/15/30	500,000	496,069
First Citizens BancShares, Inc., Series D (c)	7.000%	12/31/49	430,000	439,623
Golub Capital Private Credit Fund	5.875%	05/01/30	890,000	900,115

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.7% (Continued)
HSBC Holdings plc (c)	8.000%	12/31/49	$ 615,000	$ 647,204
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,260,981
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	435,605
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	471,104
Old National Bancorp	5.768%	02/15/36	540,000	543,114
Queen MergerCo, Inc., 144A	6.750%	04/30/32	1,000,000	1,030,454
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	699,402
Sixth Street Lending Partners	5.750%	01/15/30	500,000	505,656
SouthState Corporation	7.000%	06/13/35	535,000	560,582
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	492,558
				12,695,417
Health Care - 2.6%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	1,027,116
Community Health Systems, Inc., 144A	10.875%	01/15/32	905,000	974,237
Flex Ltd.	6.000%	01/15/28	745,000	769,584
				2,770,937
Industrials - 4.8%
CoreCivic, Inc.	8.250%	04/15/29	500,000	523,669
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	780,498
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,045,733
GEO Group, Inc.	10.250%	04/15/31	667,000	727,771
GrafTech Global Enterprises, Inc., 144A	9.875%	12/23/29	500,000	425,306
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	643,425
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,017,381
				5,163,783
Materials - 1.8%
Ardagh Group S.A., 144A	12.000%	12/01/30	1,000,000	940,000
LYB International Finance III, LLC	5.125%	01/15/31	35,000	35,184
Mativ Holdings, Inc., 144A	8.000%	10/01/29	1,000,000	1,006,981
				1,982,165
Real Estate - 6.2%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	789,435
Hudson Pacific Properties, L.P.	3.250%	01/15/30	1,000,000	848,545
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,027,516
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,071,363

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 6.2% (Continued)
New Residential Investment Corporation, 144A	8.000%	04/01/29	$ 1,000,000	$ 1,021,361
Service Properties Trust	8.875%	06/15/32	1,000,000	994,040
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	1,006,519
				6,758,779
Technology - 1.7%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	431,882
HP, Inc.	6.100%	04/25/35	295,000	310,705
Oracle Corporation	6.900%	11/09/52	320,000	315,396
Xerox Corporation, 144A	10.250%	10/15/30	1,000,000	824,447
				1,882,430

Total Corporate Bonds (Cost $57,181,497)				$ 58,097,131

FOREIGN GOVERNMENTS - 1.4%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds	7.375%	05/13/55	$ 750,000	$ 802,575
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	712,364
Total Foreign Governments (Cost $1,433,255)				$ 1,514,939

COMMON STOCKS - 20.0%			Shares	Value
Communications - 1.9%
Entertainment Content - 0.5%
Walt Disney Company (The)			4,272	$ 481,882

Internet Media & Services - 1.4%
Alphabet, Inc. - Class A			4,533	1,532,154

Consumer Discretionary - 1.2%
Retail - Discretionary - 1.2%
Home Depot, Inc. (The)			1,277	478,351
TJX Companies, Inc. (The)			5,734	859,011
				1,337,362

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.0% (Continued)	Shares	Value
Consumer Staples - 1.0%
Tobacco & Cannabis - 1.0%
Altria Group, Inc.	9,100	$ 564,109
Philip Morris International, Inc.	2,736	490,948
		1,055,057
Energy - 1.2%
Oil & Gas Producers - 1.2%
Devon Energy Corporation	5,780	232,414
Energy Transfer, L.P.	38,174	704,310
Kinder Morgan, Inc.	11,940	364,051
		1,300,775
Financials - 2.0%
Banking - 2.0%
PNC Financial Services Group, Inc. (The)	2,443	545,522
SouthState Bank Corporation	3,280	335,642
Sumitomo Mitsui Financial Group, Inc. - ADR	32,755	687,527
Wells Fargo & Company	6,771	612,708
		2,181,399
Health Care - 1.9%
Biotech & Pharma - 1.9%
Amgen, Inc.	1,088	371,965
Gilead Sciences, Inc.	6,948	986,269
Johnson & Johnson	3,253	739,244
		2,097,478
Industrials - 2.8%
Aerospace & Defense - 2.3%
General Dynamics Corporation	2,439	856,309
Kratos Defense & Security Solutions, Inc. (d)(e)	9,000	927,090
Lockheed Martin Corporation	1,088	690,031
		2,473,430
Transportation & Logistics - 0.5%
FedEx Corporation	1,553	500,454

Materials - 0.8%
Metals & Mining - 0.8%
Barrick Mining Corporation	18,621	852,656

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.0% (Continued)	Shares	Value
Real Estate - 2.1%
REITs - 2.1%
Essex Property Trust, Inc.	1,309	$ 329,698
Prologis, Inc.	4,127	538,821
Public Storage	1,468	405,447
Urban Edge Properties	23,164	450,076
Ventas, Inc.	7,019	545,166
		2,269,208
Technology - 3.8%
Semiconductors - 1.5%
Intel Corporation (d)(e)	15,613	725,536
NVIDIA Corporation	4,600	879,198
		1,604,734
Software - 0.6%
Microsoft Corporation	1,634	703,094

Technology Hardware - 0.8%
Cisco Systems, Inc.	10,435	817,269

Technology Services - 0.9%
International Business Machines Corporation	3,060	938,502

Utilities - 1.3%
Electric Utilities - 1.3%
Alliant Energy Corporation	6,822	449,638
Enterprise Products Partners, L.P.	15,152	502,895
WEC Energy Group, Inc.	4,217	466,695
		1,419,228

Total Common Stocks (Cost $14,229,805)		$ 21,564,682

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
JPMorgan Equity Premium Income ETF	9,048	$ 529,851
JPMorgan Nasdaq Equity Premium Income ETF	16,648	989,390
Westwood Enhanced Income Opportunity ETF (f)	35,853	910,645
Westwood Salient Enhanced Energy Income ETF (f)	16,752	381,527
Total Exchange-Traded Funds (Cost $2,516,336)		$ 2,811,413

PREFERRED STOCKS - 2.2%	Shares	Value
Industrials - 0.9%
Aerospace & Defense - 0.9%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$ 997,512

Real Estate - 0.4%
Apartments - 0.4%
Vinebrook Homes Trust, Inc., 9.50% - Series B (g)	20,000	500,000

Technology - 0.9%
Technology Hardware - 0.7%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	717,755

Technology Services - 0.2%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	2,400	180,336

Total Preferred Stocks (Cost $2,050,575)		$ 2,395,603

WARRANT - 0.0% (h)	Shares	Value
Communications - 0.0% (h)
Publishing & Broadcasting - 0.0% (h)
Audacy 2nd Lien Warrants (g)	906	$ 0
Audacy 2nd Lien Warrants (g)	5,433	0
Audacy Special Warrants (g)	4,483	35,864
Total Warrant (Cost $103,500)		$ 35,864

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.1%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (i) (Cost $4,442,928)	4,442,928	$ 4,442,928

Investments at Value - 102.1% (Cost $101,588,867)		$ 110,398,544

Liabilities in Excess of Other Assets - (2.1%)		(2,275,420)

Net Assets - 100.0%		$ 108,123,124

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $36,925,199 as of January 31, 2026, representing 34.2% of net assets.
ADR	- American Depositary Receipt
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate.

(a)	The rate shown is the annualized yield at time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has a perpetual maturity date.
(d)	All or a portion of the security covers a written call option. The total value of these securities as of January 31, 2026 was $1,652,626.
(e)	Non-income producing security.
(f)	Affiliated fund.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Percentage rounds to less than 0.1%.
(i)	The rate shown is the 7-day effective yield as of January 31, 2026.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 05/18/26	$ 140 .00	90	$ 927,090	$ 65,700
NVIDIA Corporation, 02/23/26	210 .00	46	879,198	5,336
Total Written Option Contracts (Premiums $111,707)			$ 1,806,288	$ 71,036

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $1,868,843.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	15	3/17/2026	$ 2,229,938	$ 35,005

Interest Rate Futures
10-Year U.S. Treasury Note Future	37	3/20/2026	4,223,781	(46,943)
CME Ultra Long Term U.S. Treasury Bond Future	63	3/20/2026	7,398,563	(151,794)
			11,622,344	(198,737)

Total Futures Contracts			$ 13,852,282	$ (163,732)

The average monthly notional value of futures contracts during the three months ended January 31, 2026 was $13,948,781.